Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
Amendment and Restatement of Certificate of Incorporation
In connection with the Reorganization Transactions, the certificate of incorporation of Pluralsight, Inc. was amended and restated to, among other things, provide for the (i) authorization of 1,000,000,000 shares of Class A common stock with a par value of $0.0001 per share; (ii) authorization of 200,000,000 shares of Class B common stock with a par value of $0.0001 per share; (iii) authorization of 50,000,000 shares of Class C common stock with a par value of $0.0001 per share; (iv) authorization of 100,000,000 shares of undesignated preferred stock with a par value of $0.0001 per share that may be issued from time to time; and (v) establishment of a classified board of directors, divided into three classes, each of whose members will serve for staggered three-year terms.
Holders of Class A and Class B common stock are entitled to one vote per share and holders of Class C common stock are entitled to ten votes per share. Except as otherwise required by applicable law, holders of Class A common stock, Class B common stock, and Class C common stock vote together as a single class on all matters on which stockholders generally are entitled to vote. Holders of Class B and Class C common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of Class B and Class C common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the number of LLC Units held by the Continuing Members and the number of Class B or Class C common shares held by the Continuing Members. Shares of Class B and Class C common stock are transferable only together with an equal number of LLC Units. Subject to certain limitations and exceptions, Continuing Members may exchange or redeem LLC Units and shares of Class B or Class C common stock, as applicable, for, at the option of Pluralsight, Inc., cash or shares of Class A common stock, on a one-for-one basis.
Pluralsight, Inc. must at all times maintain a ratio of one LLC Unit for each share of Class A common stock issued, and Pluralsight Holdings must at all times maintain a one-to-one ratio between the number of shares of Class B or Class C common stock owned by the Continuing Members and the number of LLC Units owned by the Continuing Members.
Recapitalization of Pluralsight Holdings
In connection with the Reorganization Transactions and the amendment and restatement of the LLC Agreement, all membership interests in Pluralsight Holdings were converted into a single-class of common LLC Units and certain holders of LLC Units elected to exchange LLC Units for Class A common stock of Pluralsight, Inc. The following is a summary of the shares converted or exchanged in connection with the Reorganization Transactions:

•	48,407,645 common units of Pluralsight Holdings outstanding prior to the Reorganization Transactions were converted on a one-for-one basis into LLC Units.

•	48,447,880 redeemable convertible preferred units of Pluralsight Holdings outstanding prior to the Reorganization Transactions were converted on a one-for-one basis into LLC Units.

•
15,783,689 incentive units of Pluralsight Holdings outstanding prior to the Reorganization Transactions were converted into 12,667,778 LLC Units after giving effect to the threshold price and catch-up price per unit.

•
3,000,000 Class B incentive units of Pluralsight Holdings outstanding prior to the Reorganization Transactions were converted into 1,747,067 LLC Units after giving effect to the threshold price and catch-up price per unit.

In connection with the recapitalization, a total of 39,110,660 LLC Units were exchanged for shares of Class A common stock of Pluralsight, Inc. In addition, the Company issued 58,111,572 shares of Class B common stock and 14,048,138 shares of Class C common stock to the Continuing Members on a one-for-one basis to the corresponding LLC Units held by the Continuing Members.
The amended and restated LLC Agreement requires that Pluralsight Holdings at all times maintain (i) a one-to-one ratio between the number of outstanding shares of Class A common stock of Pluralsight, Inc. and the number of LLC Units and (ii) a one-to-one ratio between the number of shares of Class B or Class C common stock owned by the Continuing Members and the number of LLC Units held by the Continuing Members.
Rescission Transactions
In September 2018, the Company entered into agreements of rescission (“Rescission Transactions”) with certain stockholders of the Company (the “Rescinding Holders”) holding an aggregate of 605,390 shares of Class A common stock, pursuant to which the Company agreed to rescind the individuals' prior exchange of unvested LLC Units of Pluralsight Holdings for unvested shares of Class A common stock in connection with the Reorganization Transactions. As a result of the Rescission Transactions, a total of 605,390 LLC Units of Pluralsight Holdings and a corresponding 455,217 shares of Class B common stock and 150,173 shares of Class C common stock were issued to Rescinding Holders. In addition, the issuance of 605,390 shares of Class A common stock was rescinded. The LLC Units and corresponding shares of Class B and Class C common stock, where applicable, are subject to the same vesting conditions that existed prior to the Rescission Transactions, and the Rescinding Holders are eligible to participate in the TRA. All Rescinding Holders are employees of the Company, including employees and officers who are related parties to the Company.
Redeemable Convertible Preferred Units Conversion
As described in Note 1—Organization and Description of Business, in connection with the Reorganization Transactions, the LLC Agreement of Pluralsight Holdings was amended and restated to, among other things, effectuate the conversion of 48,447,880 redeemable convertible preferred units into LLC Units of Pluralsight Holdings. Prior to the Reorganization Transactions, Series A redeemable convertible preferred units were redeemable at the option of the holder at an amount equal to the greater of the original issuance price or the aggregate fair value of the Series A redeemable convertible preferred units. Accordingly, prior to the Reorganization Transactions, the Series A redeemable convertible preferred units were accreted to the fair value on the date of conversion of the IPO price of $15.00 per share, or $412.5 million.
As the redeemable convertible preferred units were converted into common LLC Units of Pluralsight Holdings, and are no longer redeemable at the option of the holder, the Company reclassified the carrying value of the redeemable convertible preferred units of $582.0 million on the date of the Reorganization Transactions to stockholders’ equity.
Initial Public Offering
In May 2018, Pluralsight, Inc. completed an IPO of 23,805,000 shares of Class A common stock at a public offering price of $15.00 per share. Pluralsight, Inc. received proceeds of $332.1 million, net of underwriting discounts and commissions, which Pluralsight, Inc. used to purchase newly-issued LLC Units of Pluralsight Holdings at a price per unit equal to the IPO price per share.
Exchanges of LLC Units
During the year ended December 31, 2018, certain Continuing Members exchanged 1,107,448 LLC Units of Pluralsight Holdings along with their corresponding shares of Class B common stock for an equal number of shares of Class A common stock. Simultaneously, and in connection with these exchanges, the Company cancelled the exchanged shares of Class B common stock.
Warrants to Purchase Shares of Class A Common Stock
In connection with the first amendment of the Guggenheim Credit Agreement, the Company issued warrants to the lenders to purchase 424,242 shares of Class A common stock of Pluralsight, Inc. at an exercise price of $8.25 per share. See Note 7—Credit Facilities for additional details. The warrants were measured at the fair value on the date of issuance, which was determined to be $1.0 million using a Black-Scholes option pricing model and a probability-weighted expected return methodology. As the warrants are exercisable for shares of the Company’s Class A common stock, the Company recorded the warrants within stockholders’ equity. The warrants were cashless-exercised in October 2018 resulting in the issuance of 267,918 shares of Class A common stock.
Preferred Units
Prior to the Reorganization Transactions, Pluralsight Holdings had authorized multiple series of redeemable convertible preferred units (collectively, the “Preferred Units”), in addition to common units.
The number of authorized and outstanding Preferred Units of Pluralsight Holdings was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Series A	27,500,000	27,500,000
Series B	17,716,286	17,716,286
Series C	3,231,594	3,231,594
Total	48,447,880	48,447,880

The net carrying value of Preferred Units consisted of the following (in thousands):

As of December 31, 2017

Series A	$236,225
Series B	139,194
Series C	30,347
Total	$405,766

During the year ended December 31, 2016, Pluralsight Holdings entered into unit purchase agreements to issue in aggregate 3,231,594 Series C redeemable convertible preferred units in exchange for $30.4 million in cash. In conjunction with the issuance of the Series C redeemable convertible preferred units, the Company recorded $0.1 million of offering costs, which has been recorded as a reduction to proceeds from the Preferred Units.
The liquidation preference (in thousands), original issue price per unit, and conversion rates of the Preferred Units, in order of liquidation preference, as of December 31, 2017, was:

	Liquidation Preference	Original Issue Price	Conversion Ratio

Series A	$27,500	$1.00	1:1
Series B	139,250	7.86	1:1
Series C	30,442	9.42	1:1
Total liquidation preference	$197,192

Common Units
Prior to the Reorganization Transactions, the number of authorized and outstanding common units of Pluralsight Holdings was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Class A common units	112,556,982	35,446,574
Class B common units	15,961,071	12,961,071
Total	128,518,053	48,407,645

During the year ended December 31, 2016, Pluralsight Holdings entered into unit purchase agreements to issue an aggregate of 353,351 Class A common units in exchange for $2.0 million. In conjunction with the issuance of the Class A common units, the Company recorded $14,000 of offering costs, which has been recorded as a reduction to proceeds from the sale of common units.
During the year ended December 31, 2017, Pluralsight Holdings entered into unit purchase agreements to issue an aggregate of 625,373 Class A common units for an aggregate purchase price of $4.4 million.
During the year ended December 31, 2017, an investor of Pluralsight Holdings purchased 6,731,791 Class A common units from a co-founder and former employee of the Company at a price of $8.25 per unit for an aggregate purchase price of $55.5 million. At the close of the transaction, the Company recorded $9.9 million in equity-based compensation expense, included in general and administrative expenses, related to the excess of the selling price per unit paid to the former employee over the then fair value of the purchased units.
Class B Common Units Conversion
On June 9, 2017, Pluralsight Holdings amended its Operating Agreement to create two separate classes of common units, Class A and Class B common units. Upon creation of Class B common units, 12,961,071 common units beneficially owned by the Company’s co-founder and Chief Executive Officer were converted into Class B common units. The difference in fair value between the Class A common units and Class B common units of $2.1 million on the date of the conversion was recorded as compensation expense, included in general and administrative expenses, during the year ended December 31, 2017. The difference in fair value was calculated by applying an incremental discount in the OPM scenario to reflect the differences in rights and restrictions between Class A and Class B common units.
The rights and privileges of Class A and Class B common units were identical with the exception of voting rights and conversion. Class B common units were entitled to 10 votes per unit, whereas Class A common units were entitled to one vote per unit. In addition, Class B common units had certain protective provisions that prevented the Company from issuing or authorizing additional Class B common units or other equity securities having voting rights in excess of one vote per unit.